Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	5.10%	4.40%	6.00%
Discount rate - net periodic benefit cost		5.10%	4.40%	6.00%
Rate of increase in compensation levels of covered employees		6.00%	5.00%	7.00%
Rate of return on plan assets		5.10%	4.40%	6.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	7.30%	7.00%	7.50%
Discount rate - net periodic benefit cost		7.30%	7.00%	7.50%
Rate of increase in compensation levels of covered employees		11.00%	9.00%	8.00%
Rate of return on plan assets		7.00%	7.00%	7.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.